LEASES (Narrative) (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2024 USD ($) Number_Of_Vehicles	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Lease revenue		$ 5.1	$ 5.5	$ 4.8
Lease expiration date		Dec. 31, 2029
TAT Industries [Member]
Lease expiration date		Apr. 30, 2029
Write off Operating ROU assets		$ 1.0
Limco Piedmont Inc [Member] | Building [Member]
Operating Lease, Cost	$ 0.5
Lease expiration date	Dec. 31, 2026
Limco Piedmont Inc [Member] | Vehicles [Member]
Operating Lease, Cost	$ 0.5
Number of vehicles | Number_Of_Vehicles	15
Useful life	3 years